UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21411
Investment Company Act File Number
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.3%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.7%
	Aveos Fleet Performance, Inc.
31	Revolving Loan, 4.59%, Maturing March 12, 2013(2)	$31,167
47	Term Loan, 11.25%, Maturing March 12, 2013	46,986
122	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	116,353
	Booz Allen Hamilton, Inc.
498	Term Loan, 6.00%, Maturing July 31, 2015	497,998
	DAE Aviation Holdings, Inc.
404	Term Loan, 4.23%, Maturing July 31, 2014	366,936
416	Term Loan, 4.23%, Maturing July 31, 2014	377,964
	Delos Aircraft, Inc.
625	Term Loan, 7.00%, Maturing March 17, 2016	627,083
	Evergreen International Aviation
1,299	Term Loan, 10.50%, Maturing October 31, 2011(3)	1,231,758
	Hawker Beechcraft Acquisition
4,298	Term Loan, 2.37%, Maturing March 26, 2014	3,484,276
256	Term Loan, 2.63%, Maturing March 26, 2014	207,768
	IAP Worldwide Services, Inc.
830	Term Loan, 9.25%, Maturing December 30, 2012(3)	812,931
	International Lease Finance Co.
850	Term Loan, 6.75%, Maturing March 17, 2015	857,438
	Spirit AeroSystems, Inc.
1,569	Term Loan, 2.28%, Maturing September 30, 2013	1,536,342
	TransDigm, Inc.
1,625	Term Loan, 2.54%, Maturing June 23, 2013	1,582,053
	Triumph Group, Inc.
575	Term Loan, 4.50%, Maturing June 16, 2016	578,055
	Wesco Aircraft Hardware Corp.
1,036	Term Loan, 2.57%, Maturing September 30, 2013	998,710

		$13,353,818

Air Transport — 0.4%
	Delta Air Lines, Inc.
742	Term Loan, 2.26%, Maturing April 30, 2012	$709,096
1,164	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	1,057,299

		$1,766,395

Automotive — 5.4%
	Adesa, Inc.
2,071	Term Loan, 3.07%, Maturing October 18, 2013	$1,983,910
	Allison Transmission, Inc.
1,844	Term Loan, 3.10%, Maturing August 7, 2014	1,726,408
	Autotrader.com, Inc.
1,100	Term Loan, 6.00%, Maturing June 14, 2016	1,102,737
	Dayco Products, LLC
414	Term Loan, 10.50%, Maturing May 13, 2014	406,272
63	Term Loan, 12.50%, Maturing November 13, 2014(3)	54,366
	Federal-Mogul Corp.
2,464	Term Loan, 2.29%, Maturing December 29, 2014	2,205,331
3,096	Term Loan, 2.28%, Maturing December 28, 2015	2,771,324
	Ford Motor Co.
4,176	Term Loan, 3.35%, Maturing December 16, 2013	4,065,389
	Goodyear Tire & Rubber Co.
5,400	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	5,022,842

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	HHI Holdings, LLC
988	Term Loan, 10.50%, Maturing March 30, 2015	$994,906
	Keystone Automotive Operations, Inc.
1,313	Term Loan, 4.02%, Maturing January 12, 2012	1,076,857
	LKQ Corp. U.S.
885	Term Loan, 2.59%, Maturing October 12, 2013	858,467
	TriMas Corp.
426	Term Loan, 6.00%, Maturing August 2, 2011	418,702
2,755	Term Loan, 6.00%, Maturing December 15, 2015	2,706,395
	United Components, Inc.
1,031	Term Loan, 2.37%, Maturing June 29, 2012	988,486

		$26,382,392

Building and Development — 2.3%
	Beacon Sales Acquisition, Inc.
1,107	Term Loan, 2.46%, Maturing September 30, 2013	$1,040,870
	Brickman Group Holdings, Inc.
1,180	Term Loan, 2.53%, Maturing January 23, 2014	1,108,842
	Forestar USA Real Estate Group, Inc.
244	Revolving Loan, 0.46%, Maturing December 1, 2010(2)	223,613
2,240	Term Loan, 5.16%, Maturing December 1, 2010	2,128,113
	Metroflag BP, LLC
500	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	0
	Mueller Water Products, Inc.
941	Term Loan, 5.49%, Maturing May 23, 2014	938,870
	NCI Building Systems, Inc.
257	Term Loan, 8.00%, Maturing April 18, 2014	251,410
	November 2005 Land Investors, LLC
305	Term Loan, 0.00%, Maturing March 31, 2011(6)	57,920
	Panolam Industries Holdings, Inc.
1,829	Term Loan, 8.25%, Maturing December 31, 2013	1,701,101
	Re/Max International, Inc.
1,895	Term Loan, 5.50%, Maturing March 11, 2016	1,892,881
	Realogy Corp.
317	Term Loan, 3.31%, Maturing October 10, 2013	278,769
670	Term Loan, 3.35%, Maturing October 10, 2013	588,801
	South Edge, LLC
1,588	Term Loan, 0.00%, Maturing October 31, 2009(4)	674,688
	WCI Communities, Inc.
435	Term Loan, 10.43%, Maturing September 3, 2014	432,380

		$11,318,258

Business Equipment and Services — 12.5%
	Activant Solutions, Inc.
1,098	Term Loan, 2.56%, Maturing May 2, 2013	$1,033,578
	Advantage Sales & Marketing, Inc.
2,195	Term Loan, 5.00%, Maturing May 5, 2016	2,178,041
1,000	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	994,063
	Affinion Group, Inc.
3,716	Term Loan, 5.00%, Maturing October 10, 2016	3,562,415
	Allied Barton Security Service
977	Term Loan, 6.75%, Maturing February 18, 2015	980,557
	Dealer Computer Services, Inc.
1,764	Term Loan, 5.25%, Maturing April 21, 2017	1,748,719
	DynCorp International, LLC
900	Term Loan, 6.25%, Maturing July 5, 2016	904,950
	Education Management, LLC
4,593	Term Loan, 2.31%, Maturing June 3, 2013	4,319,003
	First American Corp.
925	Term Loan, 4.75%, Maturing April 12, 2016	926,156

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Infogroup, Inc.
	725	Term Loan, 6.25%, Maturing July 1, 2016	$716,240
		Intergraph Corp.
	1,000	Term Loan, 4.79%, Maturing May 29, 2014	997,500
	537	Term Loan, 6.00%, Maturing May 29, 2014	537,897
	1,000	Term Loan - Second Lien, 10.25%, Maturing November 29, 2014	1,002,908
		iPayment, Inc.
	2,316	Term Loan, 2.45%, Maturing May 10, 2013	2,153,574
		Kronos, Inc.
	1,015	Term Loan, 2.53%, Maturing June 11, 2014	950,750
		Language Line, Inc.
	2,015	Term Loan, 5.50%, Maturing November 4, 2015	1,988,849
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.81%, Maturing March 30, 2015	877,500
		NE Customer Service
	1,750	Term Loan, 6.00%, Maturing March 5, 2016	1,721,211
		Protection One Alarm Monitor, Inc.
	1,750	Term Loan, 6.00%, Maturing May 16, 2016	1,734,687
		Quantum Corp.
	197	Term Loan, 3.82%, Maturing July 14, 2014	187,827
		Quintiles Transnational Corp.
	987	Term Loan, 2.46%, Maturing March 29, 2013	948,524
	1,700	Term Loan - Second Lien, 4.32%, Maturing March 31, 2014	1,670,250
		Sabre, Inc.
	6,002	Term Loan, 2.37%, Maturing September 30, 2014	5,426,079
		Safenet, Inc.
	1,990	Term Loan, 2.83%, Maturing April 12, 2014	1,898,962
		Serena Software, Inc.
	474	Term Loan, 2.54%, Maturing March 10, 2013	452,670
		Sitel (Client Logic)
	1,567	Term Loan, 6.03%, Maturing January 30, 2014	1,518,722
		Solera Holdings, LLC
EUR	731	Term Loan, 2.50%, Maturing May 16, 2014	926,120
		SunGard Data Systems, Inc.
	2,221	Term Loan, 2.09%, Maturing February 28, 2014	2,107,540
	6,809	Term Loan, 4.00%, Maturing February 26, 2016	6,575,830
		Trans Union, LLC
	1,925	Term Loan, 6.75%, Maturing June 15, 2017	1,945,212
		Travelport, LLC
	3,178	Term Loan, 2.82%, Maturing August 23, 2013	3,004,194
	437	Term Loan, 3.03%, Maturing August 23, 2013	413,116
EUR	1,054	Term Loan, 3.22%, Maturing August 23, 2013	1,292,590
		West Corp.
	1,357	Term Loan, 2.75%, Maturing October 24, 2013	1,289,404
	1,971	Term Loan, 4.25%, Maturing July 15, 2016	1,915,153

			$60,900,791

Cable and Satellite Television — 10.8%
		Atlantic Broadband Finance, LLC
	95	Term Loan, 2.79%, Maturing September 1, 2011	$93,571
	2,553	Term Loan, 6.75%, Maturing May 31, 2013	2,525,958
		Bragg Communications, Inc.
	2,091	Term Loan, 3.03%, Maturing August 31, 2014	2,056,898
		Bresnan Broadband Holdings, LLC
	494	Term Loan, 2.34%, Maturing June 30, 2013	490,584
		Cequel Communications, LLC
	2,157	Term Loan, 2.35%, Maturing November 5, 2013	2,071,453
		Charter Communications Operating, Inc.
	9,771	Term Loan, 2.32%, Maturing March 6, 2014	9,292,499

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CSC Holdings, Inc.
	2,900	Term Loan, 2.09%, Maturing March 29, 2016	$2,838,352
		CW Media Holdings, Inc.
	568	Term Loan, 3.53%, Maturing February 16, 2015	555,626
		Foxco Acquisition Sub., LLC
	564	Term Loan, 7.50%, Maturing July 14, 2015	543,027
		Insight Midwest Holdings, LLC
	3,594	Term Loan, 2.16%, Maturing April 7, 2014	3,416,583
		MCC Iowa, LLC
	5,689	Term Loan, 2.06%, Maturing January 31, 2015	5,267,376
		Mediacom Broadband, LLC
	1,475	Term Loan, 4.50%, Maturing October 23, 2017	1,415,631
		Mediacom Illinois, LLC
	3,664	Term Loan, 2.06%, Maturing January 31, 2015	3,367,905
	993	Term Loan, 5.50%, Maturing March 31, 2017	968,928
		Mediacom, LLC
	825	Term Loan, 4.50%, Maturing October 23, 2017	798,875
		ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.44%, Maturing July 2, 2014	106,230
EUR	904	Term Loan, 2.44%, Maturing July 2, 2014	1,037,690
EUR	410	Term Loan, 3.52%, Maturing March 6, 2015	395,472
EUR	2,187	Term Loan, 2.57%, Maturing June 26, 2015	2,546,961
EUR	97	Term Loan, 2.57%, Maturing July 3, 2015	113,193
EUR	410	Term Loan, 3.77%, Maturing March 4, 2016	395,472
EUR	371	Term Loan, 8.14%, Maturing March 6, 2017(3)	241,800
EUR	520	Term Loan - Second Lien, 4.89%, Maturing September 2, 2016	418,967
		UPC Broadband Holding B.V.
	1,686	Term Loan, 4.25%, Maturing December 30, 2016	1,607,447
EUR	2,353	Term Loan, 4.23%, Maturing December 31, 2016	2,833,285
	1,264	Term Loan, 4.25%, Maturing December 29, 2017	1,190,682
EUR	2,697	Term Loan, 4.48%, Maturing December 31, 2017	3,259,606
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.78%, Maturing December 31, 2015	1,532,536
		YPSO Holding SA
EUR	210	Term Loan, 4.39%, Maturing June 16, 2014(3)	221,081
EUR	251	Term Loan, 4.39%, Maturing June 16, 2014(3)	263,745
EUR	545	Term Loan, 4.39%, Maturing June 16, 2014(3)	572,870

			$52,440,303

Chemicals and Plastics — 6.8%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 6.04%, Maturing February 28, 2014	$470,000
		Brenntag Holding GmbH and Co. KG
	1,493	Term Loan, 4.09%, Maturing January 20, 2014	1,498,900
	220	Term Loan, 4.10%, Maturing January 20, 2014	220,940
	1,000	Term Loan - Second Lien, 6.47%, Maturing July 7, 2015	986,667
		Celanese Holdings, LLC
	2,103	Term Loan, 2.25%, Maturing April 2, 2014	2,017,780
		Hexion Specialty Chemicals, Inc.
	485	Term Loan, 4.31%, Maturing May 5, 2015	453,475
	770	Term Loan, 4.31%, Maturing May 5, 2015	724,764
	1,735	Term Loan, 4.31%, Maturing May 5, 2015	1,632,212
		Huntsman International, LLC
	2,136	Term Loan, 2.21%, Maturing April 21, 2014	2,009,505
	855	Term Loan, 2.62%, Maturing June 30, 2016	813,219
		INEOS Group
	2,766	Term Loan, 7.50%, Maturing December 16, 2013	2,726,643
	2,672	Term Loan, 8.00%, Maturing December 16, 2014	2,633,920
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,528,351

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		ISP Chemco, Inc.
	1,545	Term Loan, 1.88%, Maturing June 4, 2014	$1,463,575
		Kraton Polymers, LLC
	1,876	Term Loan, 2.38%, Maturing May 13, 2013	1,775,433
		Lyondell Chemical Co.
	675	Term Loan, 5.50%, Maturing April 8, 2016	680,854
		MacDermid, Inc.
EUR	690	Term Loan, 2.83%, Maturing April 11, 2014	831,734
	498	Term Loan, 2.32%, Maturing April 12, 2014	468,309
		Millenium Inorganic Chemicals
	310	Term Loan, 2.78%, Maturing May 15, 2014	288,681
	975	Term Loan - Second Lien, 6.28%, Maturing November 18, 2014	895,375
		Momentive Performance Material
	1,665	Term Loan, 2.63%, Maturing December 4, 2013	1,544,772
		Nalco Co.
	495	Term Loan, 6.50%, Maturing May 13, 2016	498,300
		Rockwood Specialties Group, Inc.
	2,079	Term Loan, 6.00%, Maturing May 15, 2014	2,084,237
		Schoeller Arca Systems Holding
EUR	145	Term Loan, 5.05%, Maturing November 16, 2015	128,068
EUR	412	Term Loan, 5.05%, Maturing November 16, 2015	365,144
EUR	443	Term Loan, 5.05%, Maturing November 16, 2015	392,931
		Solutia, Inc.
	2,643	Term Loan, 4.75%, Maturing March 17, 2017	2,651,871
		Styron S.A.R.L.
	1,575	Term Loan, 7.50%, Maturing June 17, 2016	1,588,781

			$33,374,441

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	1,036	Term Loan, 5.25%, Maturing December 10, 2015	$1,043,045
		Phillips Van Heusen Corp.
	1,041	Term Loan, 4.75%, Maturing May 6, 2016	1,047,167

			$2,090,212

Conglomerates — 3.4%
		Blount, Inc.
	243	Term Loan, 5.75%, Maturing February 9, 2012	$242,869
		Doncasters (Dunde HoldCo 4 Ltd.)
	394	Term Loan, 4.33%, Maturing July 13, 2015	336,746
	394	Term Loan, 4.83%, Maturing July 13, 2015	336,746
GBP	500	Term Loan - Second Lien, 6.57%, Maturing January 13, 2016	604,123
		Jarden Corp.
	599	Term Loan, 2.28%, Maturing January 24, 2012	588,102
	1,062	Term Loan, 2.28%, Maturing January 24, 2012	1,042,898
		Manitowoc Company, Inc. (The)
	2,235	Term Loan, 8.00%, Maturing November 6, 2014	2,240,109
		Polymer Group, Inc.
	1,916	Term Loan, 7.00%, Maturing November 24, 2014	1,923,186
		RBS Global, Inc.
	778	Term Loan, 2.63%, Maturing July 19, 2013	737,257
	3,785	Term Loan, 2.88%, Maturing July 19, 2013	3,616,884
		RGIS Holdings, LLC
	127	Term Loan, 3.03%, Maturing April 30, 2014	117,587
	2,547	Term Loan, 3.03%, Maturing April 30, 2014	2,351,743
		US Investigations Services, Inc.
	825	Term Loan, Maturing February 21, 2015(7)	825,000
	990	Term Loan, 3.54%, Maturing February 21, 2015	874,732

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vertrue, Inc.
	804	Term Loan, 3.54%, Maturing August 16, 2014	$698,854

			$16,536,836

Containers and Glass Products — 4.3%
		Berry Plastics Corp.
	1,974	Term Loan, 2.34%, Maturing April 3, 2015	$1,821,467
		BWAY Corp.
	75	Term Loan, 5.50%, Maturing June 16, 2017	75,094
	800	Term Loan, 5.50%, Maturing June 16, 2017	801,000
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.81%, Maturing September 28, 2014	867,500
		Crown Americas, Inc.
	258	Term Loan, 2.10%, Maturing November 15, 2012	255,859
		Graham Packaging Holdings Co.
	2,013	Term Loan, 2.64%, Maturing October 7, 2011	2,011,140
	1,690	Term Loan, 6.75%, Maturing April 5, 2014	1,706,208
		Graphic Packaging International, Inc.
	3,985	Term Loan, 2.52%, Maturing May 16, 2014	3,856,714
	426	Term Loan, 3.28%, Maturing May 16, 2014	418,263
		JSG Acquisitions
	1,189	Term Loan, 4.16%, Maturing December 31, 2014	1,164,868
		Owens-Brockway Glass Container
	1,540	Term Loan, 1.84%, Maturing June 14, 2013	1,526,985
		Reynolds Group Holdings, Inc.
	900	Term Loan, 5.75%, Maturing May 5, 2016	897,188
	1,963	Term Loan, 6.25%, Maturing May 5, 2016	1,961,184
		Smurfit Kappa Acquisitions
	1,189	Term Loan, 3.91%, Maturing December 31, 2014	1,164,867
		Smurfit-Stone Container Corp
	2,425	Term Loan, 6.75%, Maturing February 22, 2016	2,439,715

			$20,968,052

Cosmetics/Toiletries — 1.2%
		Alliance Boots Holdings, Ltd.
GBP	775	Term Loan, 3.56%, Maturing July 5, 2015	$1,129,951
EUR	1,000	Term Loan, 3.58%, Maturing July 5, 2015	1,230,030
		American Safety Razor Co.
	470	Term Loan, 6.75%, Maturing July 31, 2013	443,676
	900	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(6)	112,500
		Bausch & Lomb, Inc.
	292	Term Loan, 3.57%, Maturing April 24, 2015	280,750
	1,207	Term Loan, 3.63%, Maturing April 24, 2015	1,159,160
		KIK Custom Products, Inc.
	975	Term Loan - Second Lien, 5.33%, Maturing November 30, 2014	580,125
		Prestige Brands, Inc.
	848	Term Loan, 4.75%, Maturing March 24, 2016	846,815

			$5,783,007

Drugs — 0.7%
		Graceway Pharmaceuticals, LLC
	1,383	Term Loan, 3.07%, Maturing May 3, 2012	$1,161,182
	284	Term Loan, 10.07%, Maturing November 3, 2013(3)	63,993
	1,500	Term Loan - Second Lien, 6.82%, Maturing May 3, 2013	597,500
		Pharmaceutical Holdings Corp.
	125	Term Loan, 4.57%, Maturing January 30, 2012	121,579
		Warner Chilcott Corp.
	713	Term Loan, 5.50%, Maturing October 30, 2014	713,571
	336	Term Loan, 5.75%, Maturing April 30, 2015	336,367

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	560	Term Loan, 5.75%, Maturing April 30, 2015	$560,112

			$3,554,304

Ecological Services and Equipment — 2.2%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.89%, Maturing March 31, 2014	$1,165,994
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.99%, Maturing September 30, 2014	608,045
		Environmental Systems Products Holdings, Inc.
	897	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	835,501
		Kemble Water Structure, Ltd.
GBP	4,250	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	5,887,144
		Sensus Metering Systems, Inc.
	2,053	Term Loan, 7.00%, Maturing June 3, 2013	2,063,440

			$10,560,124

Electronics/Electrical — 4.8%
		Aspect Software, Inc.
	1,571	Term Loan, 6.25%, Maturing April 19, 2016	$1,544,878
		Christie/Aix, Inc.
	732	Term Loan, 5.25%, Maturing April 29, 2016	727,921
		FCI International S.A.S.
	156	Term Loan, 3.91%, Maturing November 1, 2013	145,382
	162	Term Loan, 3.91%, Maturing November 1, 2013	151,011
	156	Term Loan, 3.91%, Maturing October 31, 2014	145,382
	162	Term Loan, 3.91%, Maturing October 31, 2014	151,011
		Freescale Semiconductor, Inc.
	2,793	Term Loan, 4.60%, Maturing December 1, 2016	2,573,588
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.82%, Maturing March 2, 2014	387,500
	1,494	Term Loan, 6.07%, Maturing July 28, 2015	1,393,618
	2,864	Term Loan, 6.07%, Maturing July 28, 2015	2,656,780
	183	Term Loan - Second Lien, 6.57%, Maturing March 2, 2014	135,667
	317	Term Loan - Second Lien, 6.57%, Maturing March 2, 2014	232,222
		Network Solutions, LLC
	512	Term Loan, 2.57%, Maturing March 7, 2014	483,153
		Open Solutions, Inc.
	2,032	Term Loan, 2.63%, Maturing January 23, 2014	1,759,053
		Sensata Technologies Finance Co.
	2,707	Term Loan, 2.23%, Maturing April 26, 2013	2,556,503
		Shield Finance Co. S.A.R.L.
	875	Term Loan, 7.75%, Maturing June 15, 2016	846,563
		Spansion, LLC
	998	Term Loan, 7.50%, Maturing January 8, 2015	992,201
		Spectrum Brands, Inc.
	3,250	Term Loan, 8.00%, Maturing June 16, 2016	3,288,594
		VeriFone, Inc.
	2,025	Term Loan, 3.07%, Maturing October 31, 2013	1,984,255
		Vertafore, Inc.
	1,000	Term Loan, Maturing July 29, 2016(7)	997,188

			$23,152,470

Equipment Leasing — 0.6%
		AWAS Capital, Inc.
	426	Term Loan, 2.31%, Maturing March 22, 2013	$400,067
	1,513	Term Loan - Second Lien, 6.56%, Maturing March 22, 2013	1,263,313
		Hertz Corp.
	15	Term Loan, 2.09%, Maturing December 21, 2012	14,342
	1,067	Term Loan, 2.09%, Maturing December 21, 2012	1,033,909

			$2,711,631

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Farming/Agriculture — 1.0%
		CF Industries, Inc.
	3,196	Term Loan, 4.50%, Maturing April 6, 2015	$3,214,418
		Wm. Bolthouse Farms, Inc.
	1,721	Term Loan, 5.50%, Maturing February 11, 2016	1,718,752

			$4,933,170

Financial Intermediaries — 4.9%
		Citco III, Ltd.
	2,811	Term Loan, 4.75%, Maturing May 30, 2014	$2,698,670
		Fidelity National Information Services, Inc.
	2,450	Term Loan, 5.25%, Maturing July 18, 2016	2,467,098
		First Data Corp.
	992	Term Loan, 3.08%, Maturing September 24, 2014	866,029
	1,990	Term Loan, 3.08%, Maturing September 24, 2014	1,734,210
		Grosvenor Capital Management
	1,358	Term Loan, 2.38%, Maturing December 5, 2013	1,289,688
		Interactive Data Corp.
	1,475	Term Loan, Maturing January 27, 2017(7)	1,474,385
		Jupiter Asset Management Group
GBP	302	Term Loan, 4.44%, Maturing March 17, 2015	447,558
		LPL Holdings, Inc.
	955	Term Loan, 2.21%, Maturing June 28, 2013	912,550
	3,005	Term Loan, 4.25%, Maturing June 25, 2015	2,892,483
	2,170	Term Loan, 5.25%, Maturing June 28, 2017	2,156,003
		MSCI, Inc.
	3,275	Term Loan, 4.75%, Maturing June 1, 2016	3,295,469
		Nuveen Investments, Inc.
	3,580	Term Loan, 3.51%, Maturing November 13, 2014	3,162,580
		Oxford Acquisition III, Ltd.
	374	Term Loan, 2.26%, Maturing May 12, 2014	328,957
		RJO Holdings Corp. (RJ O’Brien)
	457	Term Loan, 5.35%, Maturing July 12, 2014(3)	310,708

			$24,036,388

Food Products — 3.3%
		Acosta, Inc.
	2,978	Term Loan, 2.57%, Maturing July 28, 2013	$2,814,001
		American Seafoods Group, LLC
	700	Term Loan, 5.50%, Maturing May 7, 2015	698,902
		Dole Food Company, Inc.
	108	Term Loan, 8.00%, Maturing August 30, 2010	108,041
	1,691	Term Loan, 5.02%, Maturing March 2, 2017	1,695,503
	681	Term Loan, 5.04%, Maturing March 2, 2017	682,638
		Michael Foods Holdings, Inc.
	725	Term Loan, 6.25%, Maturing June 29, 2016	727,809
		Pinnacle Foods Finance, LLC
	6,568	Term Loan, 2.85%, Maturing April 2, 2014	6,200,343
		Provimi Group SA
	205	Term Loan, 2.57%, Maturing June 28, 2015	190,951
	252	Term Loan, 2.57%, Maturing June 28, 2015	234,988
EUR	265	Term Loan, 2.89%, Maturing June 28, 2015	321,852
EUR	428	Term Loan, 2.89%, Maturing June 28, 2015	519,311
EUR	457	Term Loan, 2.89%, Maturing June 28, 2015	554,673
EUR	590	Term Loan, 2.89%, Maturing June 28, 2015	715,278
	148	Term Loan - Second Lien, 4.57%, Maturing December 28, 2016	126,743
EUR	24	Term Loan - Second Lien, 4.89%, Maturing December 28, 2016	26,944
EUR	331	Term Loan - Second Lien, 4.89%, Maturing December 28, 2016	369,015

			$15,986,992

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Food Service — 3.7%
		AFC Enterprises, Inc.
	255	Term Loan, 7.00%, Maturing May 11, 2013	$255,983
		Aramark Corp.
	169	Term Loan, 2.07%, Maturing January 27, 2014	158,598
	2,330	Term Loan, 2.41%, Maturing January 27, 2014	2,187,311
GBP	965	Term Loan, 2.86%, Maturing January 27, 2014	1,453,660
	304	Term Loan, 3.60%, Maturing July 26, 2016	293,165
	4,621	Term Loan, 3.78%, Maturing July 26, 2016	4,457,768
		Buffets, Inc.
	1,247	Term Loan, 12.00%, Maturing April 21, 2015(3)	1,130,854
	114	Term Loan, 7.53%, Maturing April 22, 2015(3)	88,618
		CBRL Group, Inc.
	909	Term Loan, 1.85%, Maturing April 29, 2013	888,984
	580	Term Loan, 2.85%, Maturing April 27, 2016	569,424
		NPC International, Inc.
	308	Term Loan, 2.20%, Maturing May 3, 2013	293,171
		OSI Restaurant Partners, LLC
	264	Term Loan, 2.82%, Maturing June 14, 2013	229,864
	2,872	Term Loan, 2.88%, Maturing June 14, 2014	2,501,135
		QCE Finance, LLC
	1,126	Term Loan, 5.13%, Maturing May 5, 2013	934,110
	950	Term Loan - Second Lien, 6.07%, Maturing November 5, 2013	643,625
		Sagittarius Restaurants, LLC
	600	Term Loan, 7.50%, Maturing May 18, 2015	591,750
		Selecta
EUR	741	Term Loan - Second Lien, 5.04%, Maturing December 28, 2015	680,998
		Wendys/Arbys Restaurants, LLC
	875	Term Loan, 5.00%, Maturing May 24, 2017	877,516

			$18,236,534

Food/Drug Retailers — 4.2%
		General Nutrition Centers, Inc.
	6,285	Term Loan, 2.71%, Maturing September 16, 2013	$5,933,829
		Pantry, Inc. (The)
	222	Term Loan, 2.07%, Maturing May 15, 2014	212,021
	769	Term Loan, 2.07%, Maturing May 15, 2014	736,380
		Rite Aid Corp.
	8,230	Term Loan, 2.09%, Maturing June 4, 2014	7,238,603
	1,055	Term Loan, 6.00%, Maturing June 4, 2014	999,754
	997	Term Loan, 9.50%, Maturing June 10, 2015	1,018,051
		Roundy’s Supermarkets, Inc.
	3,305	Term Loan, 7.00%, Maturing November 3, 2013	3,295,973
	1,000	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,016,250

			$20,450,861

Forest Products — 1.9%
		Georgia-Pacific Corp.
	1,773	Term Loan, 2.48%, Maturing December 20, 2012	$1,747,488
	5,929	Term Loan, 2.53%, Maturing December 21, 2012	5,842,845
	1,554	Term Loan, 3.79%, Maturing December 23, 2014	1,549,596

			$9,139,929

Health Care — 17.3%
		Alliance Healthcare Services
	1,219	Term Loan, 5.50%, Maturing June 1, 2016	$1,202,624
		American Medical Systems
	160	Term Loan, 2.63%, Maturing July 20, 2012	154,761
		Ardent Medical Services, Inc.
	1,147	Term Loan, 6.50%, Maturing September 9, 2015	1,119,164

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Aveta Holdings, LLC
	613	Term Loan, 8.00%, Maturing April 14, 2015	$600,632
	613	Term Loan, 8.00%, Maturing April 14, 2015	600,632
		Biomet, Inc.
	3,744	Term Loan, 3.51%, Maturing March 25, 2015	3,647,940
EUR	1,191	Term Loan, 3.64%, Maturing March 25, 2015	1,476,499
		Bright Horizons Family Solutions, Inc.
	931	Term Loan, 7.50%, Maturing May 28, 2015	933,577
		Cardinal Health 409, Inc.
	2,167	Term Loan, 2.57%, Maturing April 10, 2014	1,960,729
		Carestream Health, Inc.
	2,461	Term Loan, 2.32%, Maturing April 30, 2013	2,340,551
	1,000	Term Loan - Second Lien, 5.57%, Maturing October 30, 2013	931,429
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.82%, Maturing July 24, 2015	1,050,214
		Community Health Systems, Inc.
	524	Term Loan, 2.79%, Maturing July 25, 2014	497,044
	10,207	Term Loan, 2.79%, Maturing July 25, 2014	9,685,529
		Concentra, Inc.
	634	Term Loan - Second Lien, 6.04%, Maturing June 25, 2015	579,336
		ConMed Corp.
	453	Term Loan, 1.82%, Maturing April 12, 2013	425,950
		ConvaTec Cidron Healthcare
EUR	745	Term Loan, 4.72%, Maturing July 30, 2016	939,894
		CRC Health Corp.
	473	Term Loan, 2.78%, Maturing February 6, 2013	431,263
	475	Term Loan, 2.78%, Maturing February 6, 2013	433,430
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.28%, Maturing December 12, 2016	362,500
		DaVita, Inc.
	548	Term Loan, 1.86%, Maturing October 5, 2012	537,113
		DJO Finance, LLC
	703	Term Loan, 3.32%, Maturing May 20, 2014	670,153
		Fresenius Medical Care Holdings
	488	Term Loan, 1.87%, Maturing March 31, 2013	475,160
		Hanger Orthopedic Group, Inc.
	696	Term Loan, 2.33%, Maturing May 28, 2013	677,734
		Harvard Drug Group, LLC
	119	Term Loan, 6.50%, Maturing April 8, 2016	114,593
	868	Term Loan, 6.50%, Maturing April 8, 2016	833,407
		HCA, Inc.
	2,572	Term Loan, 2.78%, Maturing November 18, 2013	2,488,243
	6,168	Term Loan, 3.78%, Maturing March 31, 2017	6,015,725
		Health Management Association, Inc.
	7,079	Term Loan, 2.28%, Maturing February 28, 2014	6,673,284
		HealthSouth Corp.
	1,246	Term Loan, 2.79%, Maturing March 11, 2013	1,211,258
	1,025	Term Loan, 4.29%, Maturing September 10, 2015	1,014,674
		Iasis Healthcare, LLC
	286	Term Loan, 2.32%, Maturing March 14, 2014	270,840
	827	Term Loan, 2.32%, Maturing March 14, 2014	782,549
	78	Term Loan, 3.21%, Maturing March 14, 2014	73,698
		Ikaria Acquisition, Inc.
	1,000	Term Loan, 7.00%, Maturing May 16, 2016	967,500
		IM U.S. Holdings, LLC
	975	Term Loan, 2.42%, Maturing June 26, 2014	934,661
	625	Term Loan - Second Lien, 4.57%, Maturing June 26, 2015	606,055
		IMS Health, Inc.
	1,287	Term Loan, 5.25%, Maturing February 26, 2016	1,291,657

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Lifepoint Hospitals, Inc.
	2,022	Term Loan, 3.25%, Maturing April 15, 2015	$1,974,898
		MPT Operating Partnership, LP
	1,100	Term Loan, 5.00%, Maturing May 17, 2016	1,094,500
		MultiPlan Merger Corp.
	950	Term Loan, 3.63%, Maturing April 12, 2013	944,990
	1,329	Term Loan, 3.63%, Maturing April 12, 2013	1,321,499
	648	Term Loan, 6.00%, Maturing April 12, 2013	646,539
		Mylan, Inc.
	3,285	Term Loan, 3.75%, Maturing October 2, 2014	3,274,766
		National Mentor Holdings, Inc.
	62	Term Loan, 2.30%, Maturing June 29, 2013	54,054
	997	Term Loan, 2.54%, Maturing June 29, 2013	874,749
		National Renal Institutes, Inc.
	700	Term Loan, 9.00%, Maturing March 31, 2013	683,772
		Nyco Holdings
EUR	495	Term Loan, 4.47%, Maturing December 29, 2014	602,320
EUR	495	Term Loan, 5.22%, Maturing December 29, 2015	602,320
		Physiotherapy Associates, Inc.
	652	Term Loan, 7.50%, Maturing June 27, 2013	523,844
		Prime Healthcare Services, Inc.
	2,319	Term Loan, 7.25%, Maturing April 22, 2015	2,226,420
		RadNet Management, Inc.
	1,097	Term Loan, 5.75%, Maturing April 1, 2016	1,084,448
		ReAble Therapeutics Finance, LLC
	2,487	Term Loan, 2.41%, Maturing November 16, 2013	2,409,983
		RehabCare Group, Inc.
	832	Term Loan, 6.00%, Maturing November 24, 2015	826,642
		Select Medical Holdings Corp.
	2,353	Term Loan, 4.23%, Maturing August 22, 2014	2,292,240
		Skillsoft Corp.
	1,000	Term Loan, 6.50%, Maturing May 19, 2017	1,003,750
		Sunrise Medical Holdings, Inc.
EUR	292	Term Loan, 8.00%, Maturing May 13, 2014	357,522
		TZ Merger Sub., Inc. (TriZetto)
	723	Term Loan, 7.50%, Maturing August 4, 2015	722,751
		Universal Health Services, Inc.
	2,300	Term Loan, Maturing July 28, 2016(7)	2,286,584
		Vanguard Health Holding Co., LLC
	1,596	Term Loan, 5.00%, Maturing January 29, 2016	1,582,833
		VWR International, Inc.
	2,228	Term Loan, 2.82%, Maturing June 30, 2014	2,069,541

			$84,472,967

Home Furnishings — 1.0%
		Hunter Fan Co.
	424	Term Loan, 2.85%, Maturing April 16, 2014	$377,982
		Interline Brands, Inc.
	255	Term Loan, 2.08%, Maturing June 23, 2013	236,847
	936	Term Loan, 2.08%, Maturing June 23, 2013	870,053
		National Bedding Co., LLC
	1,457	Term Loan, 2.38%, Maturing February 28, 2013	1,398,957
	2,050	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	1,906,500

			$4,790,339

Industrial Equipment — 4.6%
		Brand Energy and Infrastructure Services, Inc.
	2,688	Term Loan, 2.81%, Maturing February 7, 2014	$2,398,844
	737	Term Loan, 3.81%, Maturing February 7, 2014	674,730
		Bucyrus International, Inc.
	1,297	Term Loan, 4.50%, Maturing February 19, 2016	1,302,613

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	CEVA Group PLC U.S.
859	Term Loan, 3.32%, Maturing November 4, 2013	$760,640
2,216	Term Loan, 3.32%, Maturing November 4, 2013	1,961,307
742	Term Loan, 3.53%, Maturing November 4, 2013	652,708
	EPD Holdings, (Goodyear Engineering Products)
145	Term Loan, 2.84%, Maturing July 31, 2014	123,741
1,010	Term Loan, 2.84%, Maturing July 31, 2014	863,968
775	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	590,938
	Generac Acquisition Corp.
1,401	Term Loan, 2.90%, Maturing November 11, 2013	1,293,745
	Gleason Corp.
707	Term Loan, 2.19%, Maturing June 30, 2013	639,665
	Jason, Inc.
395	Term Loan, 0.00%, Maturing July 30, 2010(4)	296,604
	John Maneely Co.
4,166	Term Loan, 3.78%, Maturing December 9, 2013	3,963,351
	KION Group GmbH
1,009	Term Loan, 2.57%, Maturing January 28, 2015(3)	790,795
1,009	Term Loan, 2.82%, Maturing January 28, 2016(3)	790,795
	Polypore, Inc.
3,835	Term Loan, 2.32%, Maturing July 3, 2014	3,674,138
	Sequa Corp.
794	Term Loan, 3.79%, Maturing December 3, 2014	743,208
	TFS Acquisition Corp.
705	Term Loan, 14.00%, Maturing August 11, 2013(3)	701,920

		$22,223,710

Insurance — 3.7%
	Alliant Holdings I, Inc.
2,446	Term Loan, 3.53%, Maturing August 21, 2014	$2,305,389
	AmWINS Group, Inc.
956	Term Loan, 3.04%, Maturing June 8, 2013	885,359
500	Term Loan - Second Lien, 6.04%, Maturing June 8, 2013	425,000
	Applied Systems, Inc.
2,112	Term Loan, 2.82%, Maturing September 26, 2013	1,952,096
	CCC Information Services Group, Inc.
1,547	Term Loan, 2.58%, Maturing February 10, 2013	1,493,697
	Conseco, Inc.
3,627	Term Loan, 7.50%, Maturing October 10, 2013	3,554,147
	Crawford & Company
1,158	Term Loan, 5.25%, Maturing October 30, 2013	1,132,271
	Crump Group, Inc.
699	Term Loan, 3.32%, Maturing August 1, 2014	649,872
	HUB International Holdings, Inc.
493	Term Loan, 3.03%, Maturing June 13, 2014	450,641
2,195	Term Loan, 3.03%, Maturing June 13, 2014	2,005,301
571	Term Loan, 6.75%, Maturing June 13, 2014	551,902
	U.S.I. Holdings Corp.
3,014	Term Loan, 3.29%, Maturing May 5, 2014	2,756,220

		$18,161,895

Leisure Goods/Activities/Movies — 8.0%
	24 Hour Fitness Worldwide, Inc.
1,000	Term Loan, 6.75%, Maturing April 22, 2016	$933,250
	AMC Entertainment, Inc.
3,757	Term Loan, 2.08%, Maturing January 28, 2013	3,641,788
	AMF Bowling Worldwide, Inc.
1,000	Term Loan - Second Lien, 6.59%, Maturing December 8, 2013	790,000
	Bombardier Recreational Products
1,823	Term Loan, 3.19%, Maturing June 28, 2013	1,581,266

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Butterfly Wendel US, Inc.
280	Term Loan, 3.87%, Maturing June 23, 2014	$242,593
280	Term Loan, 4.12%, Maturing June 22, 2015	242,515
	Carmike Cinemas, Inc.
2,483	Term Loan, 5.50%, Maturing January 27, 2016	2,482,282
	CFV I, LLC/Hicks Sports Group
86	Term Loan, 11.44%, Maturing October 1, 2010(2)(3)	85,975
	Cinemark, Inc.
3,478	Term Loan, 3.60%, Maturing April 29, 2016	3,400,122
	Dave & Buster’s, Inc.
998	Term Loan, 6.00%, Maturing May 25, 2015	992,513
	Deluxe Entertainment Services
98	Term Loan, 6.25%, Maturing May 11, 2013	88,373
906	Term Loan, 6.25%, Maturing May 11, 2013	815,170
59	Term Loan, 6.35%, Maturing May 11, 2013	53,150
	Fender Musical Instruments Corp.
290	Term Loan, 2.61%, Maturing June 9, 2014	254,434
572	Term Loan, 2.79%, Maturing June 9, 2014	501,160
	Formula One (Alpha D2, Ltd.)
2,000	Term Loan - Second Lien, 3.82%, Maturing June 30, 2014	1,789,376
	Metro-Goldwyn-Mayer Holdings, Inc.
2,786	Term Loan, 0.00%, Maturing April 9, 2012(6)	1,221,721
	National CineMedia, LLC
2,750	Term Loan, 2.29%, Maturing February 13, 2015	2,611,353
	Regal Cinemas Corp.
5,074	Term Loan, 4.03%, Maturing November 21, 2016	5,005,420
	Revolution Studios Distribution Co., LLC
973	Term Loan, 4.07%, Maturing December 21, 2014	787,955
800	Term Loan - Second Lien, 7.32%, Maturing June 21, 2015	380,000
	Six Flags Theme Parks, Inc.
2,600	Term Loan, 6.00%, Maturing June 30, 2016	2,584,387
	Southwest Sports Group, LLC
1,875	Term Loan, 6.75%, Maturing December 22, 2010	1,715,625
	SW Acquisition Co., Inc.
1,866	Term Loan, 5.75%, Maturing June 1, 2016	1,869,998
	Universal City Development Partners, Ltd.
2,612	Term Loan, 5.50%, Maturing November 6, 2014	2,619,755
	Zuffa, LLC
2,322	Term Loan, 2.38%, Maturing June 22, 2015	2,199,775

		$38,889,956

Lodging and Casinos — 3.0%
	Ameristar Casinos, Inc.
1,051	Term Loan, 3.59%, Maturing November 10, 2012	$1,048,530
	Harrah’s Operating Co.
1,223	Term Loan, 3.50%, Maturing January 28, 2015	1,052,653
2,985	Term Loan, 9.50%, Maturing October 31, 2016	3,057,965
	Isle of Capri Casinos, Inc.
300	Term Loan, 5.00%, Maturing November 25, 2013	284,763
342	Term Loan, 5.00%, Maturing November 25, 2013	323,775
854	Term Loan, 5.00%, Maturing November 25, 2013	809,436
	LodgeNet Entertainment Corp.
1,596	Term Loan, 2.54%, Maturing April 4, 2014	1,478,423
	New World Gaming Partners, Ltd.
203	Term Loan, 3.05%, Maturing September 30, 2014	197,559
1,003	Term Loan, 3.05%, Maturing September 30, 2014	975,387
	Penn National Gaming, Inc.
354	Term Loan, 2.10%, Maturing October 3, 2012	346,665
	Tropicana Entertainment, Inc.
184	Term Loan, 15.00%, Maturing December 29, 2012	202,863

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Venetian Casino Resort/Las Vegas Sands, Inc.
848	Term Loan, 2.07%, Maturing May 23, 2014	$788,891
3,356	Term Loan, 2.07%, Maturing May 23, 2014	3,123,364
	VML US Finance, LLC
997	Term Loan, 5.04%, Maturing May 27, 2013	981,001

		$14,671,275

Nonferrous Metals/Minerals — 1.3%
	Euramax International, Inc.
307	Term Loan, 10.00%, Maturing June 29, 2013	$289,260
317	Term Loan, 14.00%, Maturing June 29, 2013(3)	298,888
	Noranda Aluminum Acquisition
1,279	Term Loan, 2.54%, Maturing May 18, 2014	1,186,169
	Novelis, Inc.
614	Term Loan, 2.32%, Maturing July 6, 2014	588,837
1,351	Term Loan, 2.54%, Maturing July 6, 2014	1,295,517
	Oxbow Carbon and Mineral Holdings
2,919	Term Loan, 2.53%, Maturing May 8, 2014	2,767,096

		$6,425,767

Oil and Gas — 4.6%
	Atlas Pipeline Partners, L.P.
895	Term Loan, 6.75%, Maturing July 27, 2014	$892,912
	Big West Oil, LLC
1,475	Term Loan, 12.00%, Maturing February 19, 2015	1,487,291
	Citgo Petroleum Corp.
575	Term Loan, 8.25%, Maturing June 24, 2015	566,465
2,575	Term Loan, 9.25%, Maturing June 15, 2017	2,581,237
	Dresser, Inc.
1,420	Term Loan, 2.70%, Maturing May 4, 2014	1,320,632
1,000	Term Loan - Second Lien, 6.20%, Maturing May 4, 2015	938,333
	Dynegy Holdings, Inc.
333	Term Loan, 4.07%, Maturing April 2, 2013	312,528
5,161	Term Loan, 4.07%, Maturing April 2, 2013	4,840,215
	Enterprise GP Holdings, L.P.
1,103	Term Loan, 2.78%, Maturing November 10, 2014	1,074,937
	Hercules Offshore, Inc.
3,587	Term Loan, 6.00%, Maturing July 11, 2013	3,195,605
	Precision Drilling Corp.
878	Term Loan, 4.35%, Maturing December 23, 2013	860,101
	Semcrude Pipeline, LLC
1,007	Term Loan, 7.50%, Maturing June 2, 2014	1,004,379
	SemGroup Corp.
832	Term Loan, 8.10%, Maturing November 30, 2012	824,258
	Sheridan Production Partners I, LLC
108	Term Loan, 7.50%, Maturing April 20, 2017	104,347
176	Term Loan, 7.50%, Maturing April 20, 2017	170,836
1,329	Term Loan, 7.50%, Maturing April 20, 2017	1,289,245
	Targa Resources, Inc.
1,011	Term Loan, 5.75%, Maturing July 5, 2016	1,012,671

		$22,475,992

Publishing — 6.7%
	American Media Operations, Inc.
2,178	Term Loan, 10.00%, Maturing January 30, 2013(3)	$2,093,188
	Aster Zweite Beteiligungs GmbH
1,775	Term Loan, 2.64%, Maturing September 27, 2013	1,588,625
	GateHouse Media Operating, Inc.
2,074	Term Loan, 2.33%, Maturing August 28, 2014	841,999
870	Term Loan, 2.34%, Maturing August 28, 2014	353,182
674	Term Loan, 2.59%, Maturing August 28, 2014	273,474

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Getty Images, Inc.
	3,360	Term Loan, 6.25%, Maturing July 2, 2015	$3,376,282
		Lamar Media Corp.
	998	Term Loan, 4.25%, Maturing December 30, 2016	1,000,817
		Laureate Education, Inc.
	345	Term Loan, 3.74%, Maturing August 17, 2014	314,743
	2,308	Term Loan, 3.74%, Maturing August 17, 2014	2,102,611
	1,489	Term Loan, 7.00%, Maturing August 31, 2014	1,463,441
		Local Insight Regatta Holdings, Inc.
	1,578	Term Loan, 6.25%, Maturing April 23, 2015	1,262,110
		MediaNews Group, Inc.
	181	Term Loan, 8.50%, Maturing March 19, 2014	170,160
		Merrill Communications, LLC
	1,225	Term Loan, 8.50%, Maturing December 24, 2012	1,153,322
	1,017	Term Loan - Second Lien, 14.75%, Maturing November 15, 2013(3)	843,992
		Nelson Education, Ltd.
	486	Term Loan, 3.03%, Maturing July 5, 2014	440,056
		Nielsen Finance, LLC
	5,783	Term Loan, 2.35%, Maturing August 9, 2013	5,503,726
	1,987	Term Loan, 4.10%, Maturing May 2, 2016	1,926,051
		PagesJaunes Group, SA
EUR	500	Term Loan, 4.97%, Maturing April 8, 2016	424,610
		Philadelphia Newspapers, LLC
	708	Term Loan, 0.00%, Maturing June 29, 2013(6)	217,734
		SGS International, Inc.
	483	Term Loan, 2.88%, Maturing December 30, 2011	473,529
		Source Interlink Companies, Inc.
	909	Term Loan, 10.75%, Maturing June 18, 2013	872,727
	534	Term Loan, 15.00%, Maturing March 18, 2014(3)	336,538
		Trader Media Corp.
GBP	1,287	Term Loan, 2.70%, Maturing March 23, 2015	1,816,590
		Tribune Co.
	1,547	Term Loan, 0.00%, Maturing June 7, 2011(6)	965,463
		Xsys, Inc.
	1,509	Term Loan, 2.64%, Maturing September 27, 2013	1,350,987
	1,699	Term Loan, 2.64%, Maturing September 27, 2014	1,521,048

			$32,687,005

Radio and Television — 2.7%
		Block Communications, Inc.
	812	Term Loan, 2.32%, Maturing December 22, 2011	$765,074
		CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(5)(6)	274,426
		CMP Susquehanna Corp.
	1,557	Term Loan, 2.38%, Maturing May 5, 2013	1,361,048
		Gray Television, Inc.
	667	Term Loan, 3.85%, Maturing December 31, 2014	627,654
		HIT Entertainment, Inc.
	746	Term Loan, 5.60%, Maturing June 1, 2012	700,511
		Live Nation Worldwide, Inc.
	2,294	Term Loan, 4.50%, Maturing November 7, 2016	2,264,597
		Mission Broadcasting, Inc.
	527	Term Loan, 5.00%, Maturing September 30, 2016	515,970
		Nexstar Broadcasting, Inc.
	824	Term Loan, 5.01%, Maturing September 30, 2016	807,030
		Raycom TV Broadcasting, LLC
	871	Term Loan, 1.88%, Maturing June 25, 2014	809,681
		Univision Communications, Inc.
	4,174	Term Loan, 2.57%, Maturing September 29, 2014	3,654,712

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Weather Channel
1,157	Term Loan, 5.00%, Maturing September 14, 2015	$1,159,007

		$12,939,710

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
1,944	Term Loan, 2.22%, Maturing April 26, 2013	$1,890,540

		$1,890,540

Retailers (Except Food and Drug) — 3.2%
	American Achievement Corp.
106	Term Loan, 6.26%, Maturing March 25, 2011	$100,985
	Amscan Holdings, Inc.
455	Term Loan, 2.79%, Maturing May 25, 2013	430,887
	Educate, Inc.
498	Term Loan - Second Lien, 8.51%, Maturing June 16, 2014	485,076
	FTD, Inc.
1,108	Term Loan, 6.75%, Maturing August 26, 2014	1,110,905
	Harbor Freight Tools USA, Inc.
873	Term Loan, 5.02%, Maturing February 24, 2016	870,900
	Josten’s Corp.
1,510	Term Loan, 2.34%, Maturing October 4, 2011	1,491,813
	Neiman Marcus Group, Inc.
3,394	Term Loan, 2.47%, Maturing April 5, 2013	3,208,390
	Orbitz Worldwide, Inc.
1,108	Term Loan, 3.42%, Maturing July 25, 2014	1,041,380
	Oriental Trading Co., Inc.
1,125	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	196,875
	Pilot Travel Centers, LLC
1,057	Term Loan, 5.25%, Maturing June 30, 2016	1,059,752
	Rover Acquisition Corp.
2,171	Term Loan, 2.66%, Maturing October 25, 2013	2,085,983
	Savers, Inc.
1,197	Term Loan, 5.75%, Maturing March 11, 2016	1,202,985
	Yankee Candle Company, Inc. (The)
2,421	Term Loan, 2.32%, Maturing February 6, 2014	2,317,161

		$15,603,092

Steel — 0.3%
	Niagara Corp.
1,382	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$1,312,840

		$1,312,840

Surface Transport — 0.3%
	Oshkosh Truck Corp.
764	Term Loan, 6.54%, Maturing December 6, 2013	$768,021
	Swift Transportation Co., Inc.
789	Term Loan, 8.25%, Maturing May 9, 2014	770,091

		$1,538,112

Telecommunications — 4.6%
	Alaska Communications Systems Holdings, Inc.
985	Term Loan, 2.28%, Maturing February 1, 2012	$959,071
	Asurion Corp.
3,871	Term Loan, 3.36%, Maturing July 3, 2014	3,714,844
1,000	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	981,964
	CommScope, Inc.
1,109	Term Loan, 3.03%, Maturing December 26, 2014	1,084,055
	Intelsat Corp.
2,422	Term Loan, 3.03%, Maturing January 3, 2014	2,290,293
2,422	Term Loan, 3.03%, Maturing January 3, 2014	2,290,293
2,422	Term Loan, 3.03%, Maturing January 3, 2014	2,290,998

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Intelsat Subsidiary Holding Co.
	938	Term Loan, 3.03%, Maturing July 3, 2013	$892,884
		Macquarie UK Broadcast Ventures, Ltd.
GBP	755	Term Loan, 2.58%, Maturing December 1, 2014	974,285
		NTelos, Inc.
	1,489	Term Loan, 5.75%, Maturing August 7, 2015	1,492,472
		Telesat Canada, Inc.
	79	Term Loan, Maturing October 31, 2014(7)	76,726
	921	Term Loan, Maturing October 31, 2014(7)	893,274
		TowerCo Finance, LLC
	423	Term Loan, 6.25%, Maturing November 24, 2014	422,523
		Trilogy International Partners
	850	Term Loan, 4.03%, Maturing June 29, 2012	837,250
		Windstream Corp.
	2,998	Term Loan, 3.24%, Maturing December 17, 2015	2,971,500

			$22,172,432

Utilities — 4.1%
		AEI Finance Holding, LLC
	270	Revolving Loan, 3.43%, Maturing March 30, 2012	$251,993
	1,791	Term Loan, 3.53%, Maturing March 30, 2014	1,673,425
		Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.29%, Maturing August 23, 2013	952,917
		BRSP, LLC
	972	Term Loan, 7.50%, Maturing June 4, 2014	966,901
		Calpine Corp.
	4,730	DIP Loan, 3.42%, Maturing March 29, 2014	4,499,227
		Electricinvest Holding Co.
GBP	480	Term Loan, 5.07%, Maturing October 24, 2012	590,314
EUR	477	Term Loan - Second Lien, 5.12%, Maturing October 24, 2012	488,342
		New Development Holdings, Inc.
	1,000	Term Loan, 7.00%, Maturing July 3, 2017	1,009,844
		NRG Energy, Inc.
	1	Term Loan, 2.18%, Maturing February 1, 2013	753
	333	Term Loan, 2.28%, Maturing February 1, 2013	320,228
	2,045	Term Loan, 3.68%, Maturing August 31, 2015	1,994,971
	1,252	Term Loan, 3.78%, Maturing August 31, 2015	1,230,578
		Pike Electric, Inc.
	119	Term Loan, 2.13%, Maturing July 2, 2012	112,325
	277	Term Loan, 2.13%, Maturing December 10, 2012	260,974
		TXU Texas Competitive Electric Holdings Co., LLC
	992	Term Loan, 3.85%, Maturing October 10, 2014	772,436
	1,322	Term Loan, 3.85%, Maturing October 10, 2014	1,025,016
	3,784	Term Loan, 3.97%, Maturing October 10, 2014	2,945,161
		Vulcan Energy Corp.
	1,087	Term Loan, 5.50%, Maturing September 29, 2015	1,097,996

			$20,193,401

Total Senior Floating-Rate Interests (identified cost $727,038,319)			$698,125,941

Corporate Bonds & Notes — 10.2%

Principal
Amount*
(000’s omitted)		Security	Value
Air Transport — 0.0%
		Continental Airlines
	154	7.033%, 6/15/11	$151,449

			$151,449

Automotive — 0.2%
		Allison Transmission, Inc.
	665	11.25%, 11/1/15(3)(8)	$718,200
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	115	9.25%, 1/15/17(8)	124,488
	25	7.875%, 3/1/17	23,375
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	85,250

			$951,313

Broadcast Radio and Television — 0.5%
		Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	$985,000
		Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	1,015,000
		XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/13(8)	551,687

			$2,551,687

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.71%, 1/15/14(9)	$2,358,703
		Texas Industries, Inc., Sr. Notes
	115	7.25%, 7/15/13	117,587

			$2,476,290

Business Equipment and Services — 0.5%
		Brocade Communications Systems, Inc., Sr. Notes
	30	6.625%, 1/15/18(8)	$30,750
	30	6.875%, 1/15/20(8)	30,825
		Education Management, LLC, Sr. Notes
	390	8.75%, 6/1/14	389,512
		MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14(8)	154,700
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	836,250
		SunGard Data Systems, Inc., Sr. Notes
	500	10.625%, 5/15/15	556,250
		Ticketmaster Entertainment, Inc.
	185	10.75%, 8/1/16	197,025
		West Corp.
	240	9.50%, 10/15/14	246,600

			$2,441,912

Cable and Satellite Television — 0.5%
		Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18(8)	$2,600,000

			$2,600,000

Chemicals and Plastics — 0.1%
		CII Carbon, LLC
	185	11.125%, 11/15/15(8)	$190,550
		Reichhold Industries, Inc., Sr. Notes
	325	9.00%, 8/15/14(8)	295,750

Principal
Amount*
(000’s omitted)	Security	Value
	Wellman Holdings, Inc., Sr. Sub. Notes
461	5.00%, 1/29/19(3)(5)	$137,055

		$623,355

Clothing/Textiles — 0.0%
	Perry Ellis International, Inc., Sr. Sub. Notes
140	8.875%, 9/15/13	$143,150

		$143,150

Conglomerates — 0.0%
	RBS Global & Rexnord Corp.
155	11.75%, 8/1/16	$166,625

		$166,625

Containers and Glass Products — 0.5%
	Berry Plastics Corp., Sr. Notes, Variable Rate
2,000	5.276%, 2/15/15	$1,950,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	252,650

		$2,202,650

Cosmetics/Toiletries — 0.3%
	Revlon Consumer Products Corp.
1,415	9.75%, 11/15/15	$1,478,675

		$1,478,675

Ecological Services and Equipment — 0.1%
	Environmental Systems Product Holdings, Inc., Jr. Notes
437	18.00%, 3/31/15(3)(5)	$261,946

		$261,946

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
115	9.25%, 6/1/16	$123,050
	NXP BV/NXP Funding, LLC, Variable Rate
775	3.276%, 10/15/13	735,281

		$858,331

Equipment Leasing — 0.0%
	Hertz Corp.
5	8.875%, 1/1/14	$5,175

		$5,175

Financial Intermediaries — 0.6%
	Ford Motor Credit Co., Sr. Notes
2,250	12.00%, 5/15/15	$2,680,477
230	8.00%, 12/15/16	245,809

		$2,926,286

Food Products — 0.2%
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	$1,122,500

		$1,122,500

Food Service — 0.3%
	NPC International, Inc., Sr. Sub. Notes
245	9.50%, 5/1/14	$248,675
	U.S. Foodservice, Inc., Sr. Notes
940	10.25%, 6/30/15(8)	958,800

		$1,207,475

Principal
Amount*
(000’s omitted)	Security	Value
Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
665	5.75%, 3/15/14(3)	$641,725
	General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	392,700

		$1,034,425

Forest Products — 0.0%
	Verso Paper Holdings, LLC/Verso Paper, Inc.
225	11.375%, 8/1/16	$208,688

		$208,688

Health Care — 0.5%
	Accellent, Inc.
285	10.50%, 12/1/13	$288,562
	Accellent, Inc., Sr. Notes
135	8.375%, 2/1/17(8)	137,363
	DJO Finance, LLC/DJO Finance Corp.
205	10.875%, 11/15/14	221,144
	HCA, Inc.
115	9.25%, 11/15/16	124,488
	MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(8)	535,925
	National Mentor Holdings, Inc.
290	11.25%, 7/1/14	288,550
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	198,412
	US Oncology, Inc.
515	10.75%, 8/15/14	536,887

		$2,331,331

Industrial Equipment — 0.4%
	CEVA Group PLC, Sr. Notes
165	11.50%, 4/1/18(8)	$173,250
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	201,825
	ESCO Corp., Sr. Notes
645	8.625%, 12/15/13(8)	643,387
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,112,500

		$2,130,962

Insurance — 0.0%
	Alliant Holdings I, Inc.
100	11.00%, 5/1/15(8)	$103,000

		$103,000

Leisure Goods/Activities/Movies — 0.2%
	AMC Entertainment, Inc., Sr. Notes
110	8.75%, 6/1/19	$116,050
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
155	12.50%, 4/1/13(5)(6)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp. Variable Rate
360	0.00%, 4/1/12(5)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
500	12.00%, 8/15/14	413,750
	MU Finance PLC, Sr. Notes
135	8.375%, 2/1/17(8)	132,975
	Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	97,612
35	6.875%, 12/1/13	35,788

Principal
Amount*
(000’s omitted)	Security	Value
25	7.25%, 6/15/16	$25,375
50	7.25%, 3/15/18	50,125

		$871,675

Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
480	9.375%, 12/15/49(6)(8)	$88,800
	CCM Merger, Inc.
85	8.00%, 8/1/13(8)	78,625
	Chukchansi EDA, Sr. Notes, Variable Rate
280	4.123%, 11/15/12(8)	180,600
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15(6)(8)	3,638
	Harrah’s Operating Co., Inc., Sr. Notes
1,500	11.25%, 6/1/17	1,627,500
	Inn of the Mountain Gods, Sr. Notes
500	12.00%, 11/15/49(6)	217,500
	Majestic HoldCo, LLC
140	12.50%, 10/15/11(6)(8)	3,500
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	120,400
215	7.125%, 8/15/14	149,425
230	6.875%, 2/15/15	151,800
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,045,000
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
60	7.50%, 6/15/15	58,500
	San Pasqual Casino
110	8.00%, 9/15/13(8)	107,250
	Seminole Hard Rock Entertainment, Variable Rate
175	3.037%, 3/15/14(8)	153,562
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(8)	279,387
	Waterford Gaming, LLC, Sr. Notes
259	8.625%, 9/15/14(5)(8)	206,734

		$4,472,221

Nonferrous Metals/Minerals — 0.3%
	FMG Finance PTY, Ltd.
675	10.625%, 9/1/16(8)	$772,875
	Teck Resources, Ltd., Sr. Notes
335	10.75%, 5/15/19	418,978

		$1,191,853

Oil and Gas — 0.8%
	Antero Resources Finance., Sr. Notes
30	9.375%, 12/1/17	$31,425
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	1,050,000
335	8.50%, 12/15/19(8)	353,425
	Compton Petroleum Finance Corp.
360	7.625%, 12/1/13	312,750
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	51,625
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	243,397
	Forbes Energy Services, Sr. Notes
290	11.00%, 2/15/15	261,725
	McJunkin Red Man Corp., Sr. Notes
1,000	9.50%, 12/15/16(8)	990,000

Principal
Amount*
(000’s omitted)	Security	Value
	OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	$82,650
175	8.25%, 12/15/14	152,906
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	122,475
	Petroplus Finance, Ltd.
145	7.00%, 5/1/17(8)	124,700
	Quicksilver Resources, Inc.
110	7.125%, 4/1/16	108,350
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	60,300

		$3,945,728

Publishing — 0.3%
	Laureate Education, Inc.
1,000	10.00%, 8/15/15(8)	$1,010,000
	Local Insight Regatta Holdings, Inc.
55	11.00%, 12/1/17	33,413
	Nielsen Finance, LLC
395	10.00%, 8/1/14	413,762
	Nielsen Finance, LLC
70	12.50%, (0.00% until 8/1/11), 8/1/16	68,600

		$1,525,775

Rail Industries — 0.3%
	American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$172,375
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	290,500
100	7.375%, 6/1/14	103,750
190	8.00%, 6/1/15	203,538
500	8.00%, 2/1/18(8)	532,500

		$1,302,663

Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$398,000
	Neiman Marcus Group, Inc.
739	9.00%, 10/15/15	760,658
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	704,900
20	10.50%, 11/15/16	21,900
	Toys ‘‘R” Us
1,000	10.75%, 7/15/17(8)	1,133,750

		$3,019,208

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14(6)	$7,788

		$7,788

Surface Transport — 0.0%
	Teekay Corp., Sr. Notes
50	8.50%, 1/15/20	$52,750

		$52,750

Telecommunications — 1.1%
	Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15	$975,000
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	526,250

Principal
Amount*
(000’s omitted)	Security	Value
	Digicel Group, Ltd., Sr. Notes,
757	9.125%, 1/15/15(3)(8)	$768,355
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	976,500
	NII Capital Corp.
335	10.00%, 8/15/16	371,850
	Qwest Corp., Sr. Notes, Variable Rate
925	3.787%, 6/15/13	938,875
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	678,500

		$5,235,330

Utilities — 0.1%
	NGC Corp.
390	7.625%, 10/15/26	$247,650
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	20,200

		$267,850

Total Corporate Bonds & Notes (identified cost $51,777,392)		$49,870,066

Asset-Backed Securities — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
$578	Alzette European CLO SA, Series 2004-1A, Class E2, 7.037%, 12/15/20(3)(10)	$144,473
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(8)(10)	377,704
753	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(10)	401,826
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(3)(8)(10)	354,608
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.854%, 8/11/16(8)(10)	407,799
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.037%, 3/8/17(10)	607,836
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.275%, 7/17/19(10)	420,259
789	Comstock Funding Ltd., Series 2006-1A, Class D, 4.549%, 5/30/20(3)(8)(10)	482,746
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.025%, 7/30/16(8)(10)	838,309
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.793%, 7/27/16(8)(10)	521,743
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.748%, 4/25/21(8)(10)	479,217

Total Asset-Backed Securities (identified cost $9,726,975)		$5,036,520

Common Stocks — 1.3%

Shares	Security	Value
Aerospace and Defense — 0.1%
12,734	ACTS Aero Technical Support & Service, Inc.(11)(12)	$226,026

		$226,026

Air Transport — 0.0%
1,535	Delta Air Lines, Inc.(11)	$18,236

		$18,236

Automotive — 0.2%
18,702	Dayco Products, LLC(11)(12)	$757,431
44,747	Hayes Lemmerz International, Inc.(5)(11)(12)	270,272

		$1,027,703

Shares	Security	Value
Building and Development — 0.0%
253	Panolam Holdings Co.(5)(11)(13)	$147,691
508	United Subcontractors, Inc.(5)(11)(12)	49,729

		$197,420

Chemicals and Plastics — 0.0%
438	Wellman Holdings, Inc.(5)(11)(12)	$0

		$0

Diversified Manufacturing — 0.0%
323,008	MEGA Brands, Inc.(11)	$131,506

		$131,506

Ecological Services and Equipment — 0.0%
6,211	Environmental Systems Products Holdings, Inc.(5)(11)(13)	$17,701

		$17,701

Food Service — 0.0%
23,029	Buffets, Inc.(11)	$94,995

		$94,995

Lodging and Casinos — 0.1%
71	Greektown Superholdings, Inc.(11)	$6,745
35,670	Tropicana Entertainment, Inc.(11)(12)	499,380

		$506,125

Nonferrous Metals/Minerals — 0.1%
701	Euramax International, Inc.(11)(12)	$210,360

		$210,360

Oil and Gas — 0.0%
1,397	SemGroup Corp.(11)	$34,925

		$34,925

Publishing — 0.7%
619	Dex One Corp.(11)	$11,216
3,990	Ion Media Networks, Inc.(5)(11)(12)	1,153,030
10,718	MediaNews Group, Inc.(11)(12)	171,487
87,921	Reader’s Digest Association, Inc. (The)(11)(12)	1,736,440
2,290	Source Interlink Companies, Inc.(5)(11)(12)	13,946
9,554	SuperMedia, Inc.(11)	201,494

		$3,287,613

Steel — 0.1%
23,138	KNIA Holdings, Inc.(5)(11)(12)	$109,211
19,800	RathGibson Acquisition Co., LLC(5)(11)	230,472

		$339,683

Total Common Stocks (identified cost $5,482,315)		$6,092,293

Preferred Stocks — 0.0%

Shares	Security	Value
Ecological Services and Equipment — 0.0%
2,845	Environmental Systems Products Holdings, Inc., Series A(5)(11)(13)	$170,700

		$170,700

Shares	Security	Value
Telecommunications — 0.0%
484	Crown Castle International Corp., Convertible(3)	$28,132

		$28,132

Total Preferred Stocks (identified cost $72,790)		$198,832

Warrants — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
1,470	SemGroup Corp., Expires 11/30/14(11)	$9,004

		$9,004

Publishing — 0.0%
1,450	Reader’s Digest Association, Inc. (The), Expires 2/15/17(5)(11)(12)	$0

		$0

Total Warrants (identified cost $15)		$9,004

Miscellaneous — 0.0%

Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(11)	$22,500

		$22,500

Oil and Gas — 0.0%
540,000	SemGroup Corp., Escrow Certificate(5)(11)	$0
105,000	VeraSun Energy Corp., Escrow Certificate(5)(11)	0

		$0

Total Miscellaneous (identified cost $0)		$22,500

Short-Term Investments — 2.5%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$10,145	Eaton Vance Cash Reserves Fund, LLC, 0.25%(14)	$10,145,235
1,990	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	1,989,640

Total Short-Term Investments (identified cost $12,134,875)		$12,134,875

Total Investments — 158.3% (identified cost $806,232,681)		$771,490,031

Less Unfunded Loan Commitments — (0.0)%		$(266,087)

Net Investments — 158.3% (identified cost $805,966,594)		$771,223,944

Other Assets, Less Liabilities — (31.3)%		$(152,682,807)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (27.0)%		$(131,313,838)

Net Assets Applicable to Common Shares — 100.0%		$487,227,299

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		Defaulted matured security.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Currently the issuer is in default with respect to interest payments.

(7)		This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of the securities is $22,583,303 or 4.6% of the Trust’s net assets applicable to common shares.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(11)		Non-income producing security.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Restricted Security.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $14,657 and $0, respectively.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 9,588,815	United States Dollar 14,939,182	$(105,108)
8/31/10	Euro 23,454,068	United States Dollar 30,443,615	(120,145)

			$(225,253)

At July 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $225,253.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$805,492,045

Gross unrealized appreciation	$8,599,222
Gross unrealized depreciation	(42,867,323)

Net unrealized depreciation	$(34,268,101)

Restricted Securities

At July 31, 2010, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$17,701
Panolam Holdings Co.	12/30/09	253	139,024		147,691

Total Common Stocks			$139,024		$165,392

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	2,845	$49,788		$170,700

Total Restricted Securities			$188,812		$336,092

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$696,272,588	$1,587,266	$697,859,854
Corporate Bonds & Notes	—	49,264,331	605,735	49,870,066
Asset-Backed Securities	—	5,036,520	—	5,036,520
Common Stocks	397,377	3,702,864	1,992,052	6,092,293
Preferred Stocks	—	28,132	170,700	198,832
Warrants	—	9,004	—	9,004
Miscellaneous	—	22,500	—	22,500
Short-Term Investments	—	12,134,875	—	12,134,875

Total Investments	$397,377	$766,470,814	$4,355,753	$771,223,944

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(225,253)	$—	$(225,253)

Total	$—	$(225,253)	$—	$(225,253)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in			Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Warrants and
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2009	$796,749	$463,437	$301,213	$227,600	$0	$1,788,999
Realized gains (losses)	(204,510)	533	—	—	—	(203,977)
Change in net unrealized appreciation (depreciation)	(270,893)	(183,290)	46,371	(56,900)	—	(464,712)
Net purchases (sales)	1,259,196	59,872	1,644,468	—	—	2,963,536
Accrued discount (premium)	1,474	46,476	—	—	—	47,950
Net transfers to (from) Level 3*	5,250	218,707	—	—	—	223,957

Balance as of July 31, 2010	$1,587,266	$605,735	$1,992,052	$170,700	$0	$4,355,753

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$(77,793)	$(183,289)	$46,370	$(56,900)	$—	$(271,612)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2010